OTHER LIABILITIES - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Deferred income	€ 256,206	€ 270,826
Maintenance and power warranty programs
Disaggregation of Revenue [Line Items]
Deferred income	218,982	€ 214,153
Maintenance and power warranty programs | 2022
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	53,000
Maintenance and power warranty programs | 2023
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	50,000
Maintenance and power warranty programs | 2024
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	38,000
Maintenance and power warranty programs | Afterwards
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	€ 78,000